CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flow from operating activities:
Net loss	¥ (97,080)	¥ (25,798)	¥ (48,334)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	862	115	463
Amortization of debt issuance costs	69	68	69
Share-based compensation expense	83,976	111,684
Changes in operating assets and liabilities:
Trade accounts receivable	8,000	(9,614)	(771)
Consumption taxes receivable	5,310	5,206	(9,128)
Other receivables	(6,908)
Deferred contract costs		17,617	(17,617)
Prepaid expenses and other current assets	4,386	2,848	(5,470)
Accounts payable	(2,700)		1,251
Due to related parties		(1,413)	1,413
Accrued expenses and other current liabilities	57,338	13,420	(1,054)
Consumption taxes payable	(6,730)	9,077
Deferred revenue	33,000	(106,919)	(14,975)
Deposits received		(16,760)	16,760
Other	42	2,512	6,690
Net cash provided by/(used in) operating activities	79,565	2,043	(70,703)
Cash flow from investing activities:
Purchases of property and equipment	(20,841)		(146)
Net cash used in investing activities	(20,841)		(146)
Cash flow from financing activities:
Proceeds from stock options issued		1,707
Repayment of short-term debt			(20,000)
Proceeds from long-term debt	500	25,000
Repayment of long-term debt	(1,718)	(1,619)	(1,517)
Receipts from related parties		6,129	108,493
Advances to related parties			(5,355)
Payment of deferred offering costs	(58,881)	(43,771)	(9,007)
Net cash used in financing activities	(60,099)	(12,554)	72,614
Effect of exchange rate changes on cash and cash equivalents	9	(173)
Net decrease in cash and cash equivalents	(1,366)	(10,684)	1,765
Cash and cash equivalents
Beginning of year	15,378	26,062	24,297
End of year	14,012	15,378	26,062
Supplemental disclosures of cash flow information:
Cash paid for interest	2,919	3,362	3,342
Cash paid for income taxes			¥ 2,263
Non-cash investing and financing activities:
Purchases of property and equipment included in accrued expenses	14,087
Accrued offering costs	¥ 4,400	¥ 13,200